Investment Strategy	Dec. 02, 2025
CYBER HORNET S&P 500(R)
Prospectus [Line Items]
Strategy Narrative [Text Block]

The following sentence is added at the end of the “PRINCIPAL INVESTMENT STRATEGIES” section of the Fund Summary and on page 4 of the Prospectus:

The Fund may become non-diversified, as defined in the Investment Company Act of 1940, solely as a result of an Index rebalance or market movement.